Other operating items - Other Operating Items (Details) $ in Millions		1 Months Ended	12 Months Ended
		Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) rig	Dec. 31, 2020 USD ($) rig	Dec. 31, 2019 USD ($)
Other Operating Income (Loss) [Abstract]
Impairment of long lived assets		$ 152	$ (152)	$ (4,087)	$ 0
Loss on impairment of intangibles			0	(21)	0
Gain on disposals			47	15	0
Other operating income	[1]		54	9	39
Total other operating items			$ (51)	$ (4,084)	$ 39
Number of rigs disposed of | rig			7	1

[1]	Includes transactions with related parties. Refer to Note 27 - "Related party transactions" for further details.